Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Capital Trust
Entity Central Index Key	0000275309
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity Stock Selector Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity® Stock Selector Small Cap Fund
Trading Symbol	FDSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Small Cap Fund	$ 40	0.85%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
Net Assets	$ 4,598,852,176
Holdings Count | shares	216
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.7 Financials 18.3 Health Care 15.7 Information Technology 13.3 Consumer Discretionary 10.0 Materials 5.2 Real Estate 4.9 Consumer Staples 4.5 Energy 4.3 Utilities 2.7 Communication Services 0.4 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 89.2 Canada 4.0 United Kingdom 1.5 Puerto Rico 1.1 Thailand 1.0 Israel 1.0 Japan 0.8 Netherlands 0.7 India 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 1.5 Puerto Rico - 1.1 Thailand - 1.0 Israel - 1.0 Japan - 0.8 Netherlands - 0.7 India - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FirstCash Holdings Inc 1.6 IES Holdings Inc 1.4 Mr Cooper Group Inc 1.3 Essential Properties Realty Trust Inc 1.3 First BanCorp/Puerto Rico 1.1 Green Brick Partners Inc 1.1 CareTrust REIT Inc 1.1 Sanmina Corp 1.1 Simply Good Foods Co/The 1.1 Antero Resources Corp 1.1 12.2
Fidelity Focused Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity® Focused Stock Fund
Trading Symbol	FTQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused Stock Fund	$ 30	0.65%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.65%
Net Assets	$ 3,702,045,509
Holdings Count | shares	42
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.8 Consumer Discretionary 18.3 Financials 13.7 Communication Services 11.3 Health Care 8.5 Consumer Staples 5.1 Industrials 4.4 Energy 3.9 Real Estate 3.2 Utilities 2.1 Materials 0.6 Common Stocks 94.9 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 United States 96.0 Canada 2.9 Brazil 0.5 Taiwan 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Canada - 2.9 Brazil - 0.5 Taiwan - 0.3 Switzerland - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 6.5 NVIDIA Corp 5.8 Meta Platforms Inc Class A 5.2 Apple Inc 5.2 Robinhood Markets Inc Class A 5.0 Microsoft Corp 4.9 Kyndryl Holdings Inc 3.9 Alphabet Inc Class A 3.7 DraftKings Inc Class A 3.4 Bank of New York Mellon Corp/The 3.3 46.9
Fidelity Disciplined Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Disciplined Equity Fund
Class Name	Fidelity® Disciplined Equity Fund
Trading Symbol	FDEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disciplined Equity Fund	$ 27	0.56%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%
Net Assets	$ 1,841,223,647
Holdings Count | shares	106
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,841,223,647
Number of Holdings	106
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Financials 15.7 Industrials 15.6 Communication Services 12.4 Health Care 10.6 Consumer Discretionary 7.3 Consumer Staples 2.3 Real Estate 2.0 Materials 0.9 Energy 0.7 Utilities 0.7 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 99.8 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 NVIDIA Corp 6.9 Amazon.com Inc 4.9 Meta Platforms Inc Class A 4.6 Apple Inc 4.4 Eli Lilly & Co 2.8 Alphabet Inc Class A 2.5 Visa Inc Class A 2.4 Netflix Inc 2.3 Broadcom Inc 2.2 40.3
Fidelity Value Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Fund
Class Name	Fidelity® Value Fund Class K
Trading Symbol	FVLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.63%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%
Net Assets	$ 7,509,480,410
Holdings Count | shares	274
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,509,480,410
Number of Holdings	274
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.1 Financials 15.4 Health Care 11.0 Materials 10.1 Consumer Discretionary 9.4 Energy 9.2 Utilities 7.1 Real Estate 5.8 Consumer Staples 5.3 Information Technology 4.2 Communication Services 2.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 87.1 Canada 5.4 Germany 1.0 United Kingdom 0.9 Zambia 0.8 Puerto Rico 0.7 France 0.7 Belgium 0.7 Spain 0.5 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.1 Canada - 5.4 Germany - 1.0 United Kingdom - 0.9 Zambia - 0.8 Puerto Rico - 0.7 France - 0.7 Belgium - 0.7 Spain - 0.5 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.4 Ventas Inc 1.1 Eversource Energy 1.0 Smurfit WestRock PLC 0.9 Cheniere Energy Inc 0.9 Molina Healthcare Inc 0.9 Apollo Global Management Inc 0.8 First Quantum Minerals Ltd 0.8 UGI Corp 0.8 Sun Communities Inc 0.8 9.4
Fidelity Advisor Focused Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class I
Trading Symbol	FSFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.70%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.70%
Net Assets	$ 3,702,045,509
Holdings Count | shares	42
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.8 Consumer Discretionary 18.3 Financials 13.7 Communication Services 11.3 Health Care 8.5 Consumer Staples 5.1 Industrials 4.4 Energy 3.9 Real Estate 3.2 Utilities 2.1 Materials 0.6 Common Stocks 94.9 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 United States 96.0 Canada 2.9 Brazil 0.5 Taiwan 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Canada - 2.9 Brazil - 0.5 Taiwan - 0.3 Switzerland - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 6.5 NVIDIA Corp 5.8 Meta Platforms Inc Class A 5.2 Apple Inc 5.2 Robinhood Markets Inc Class A 5.0 Microsoft Corp 4.9 Kyndryl Holdings Inc 3.9 Alphabet Inc Class A 3.7 DraftKings Inc Class A 3.4 Bank of New York Mellon Corp/The 3.3 46.9
Fidelity Advisor Focused Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class M
Trading Symbol	FSFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.19%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.19%
Net Assets	$ 3,702,045,509
Holdings Count | shares	42
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.8 Consumer Discretionary 18.3 Financials 13.7 Communication Services 11.3 Health Care 8.5 Consumer Staples 5.1 Industrials 4.4 Energy 3.9 Real Estate 3.2 Utilities 2.1 Materials 0.6 Common Stocks 94.9 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 United States 96.0 Canada 2.9 Brazil 0.5 Taiwan 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Canada - 2.9 Brazil - 0.5 Taiwan - 0.3 Switzerland - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 6.5 NVIDIA Corp 5.8 Meta Platforms Inc Class A 5.2 Apple Inc 5.2 Robinhood Markets Inc Class A 5.0 Microsoft Corp 4.9 Kyndryl Holdings Inc 3.9 Alphabet Inc Class A 3.7 DraftKings Inc Class A 3.4 Bank of New York Mellon Corp/The 3.3 46.9
Fidelity Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital Appreciation Fund
Class Name	Fidelity® Capital Appreciation Fund
Trading Symbol	FDCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital Appreciation Fund	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 6,130,660,384
Holdings Count | shares	145
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,130,660,384
Number of Holdings	145
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 16.1 Health Care 15.8 Consumer Discretionary 13.4 Industrials 12.2 Communication Services 7.0 Consumer Staples 4.0 Materials 3.4 Energy 3.0 Real Estate 0.8 Common Stocks 97.2 Preferred Stocks 0.4 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.4 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 89.6 China 2.4 Canada 2.3 Brazil 1.6 Israel 0.8 Belgium 0.8 Netherlands 0.6 Taiwan 0.5 Japan 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 China - 2.4 Canada - 2.3 Brazil - 1.6 Israel - 0.8 Belgium - 0.8 Netherlands - 0.6 Taiwan - 0.5 Japan - 0.5 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.8 NVIDIA Corp 6.5 Amazon.com Inc 5.3 Mastercard Inc Class A 3.9 Apple Inc 3.0 Boston Scientific Corp 2.6 Visa Inc Class A 2.0 Deere & Co 1.9 Lowe's Cos Inc 1.9 Equifax Inc 1.8 35.7
Fidelity Advisor Stock Selector Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class A
Trading Symbol	FCDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.13%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.13%
Net Assets	$ 4,598,852,176
Holdings Count | shares	216
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.7 Financials 18.3 Health Care 15.7 Information Technology 13.3 Consumer Discretionary 10.0 Materials 5.2 Real Estate 4.9 Consumer Staples 4.5 Energy 4.3 Utilities 2.7 Communication Services 0.4 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 89.2 Canada 4.0 United Kingdom 1.5 Puerto Rico 1.1 Thailand 1.0 Israel 1.0 Japan 0.8 Netherlands 0.7 India 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 1.5 Puerto Rico - 1.1 Thailand - 1.0 Israel - 1.0 Japan - 0.8 Netherlands - 0.7 India - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FirstCash Holdings Inc 1.6 IES Holdings Inc 1.4 Mr Cooper Group Inc 1.3 Essential Properties Realty Trust Inc 1.3 First BanCorp/Puerto Rico 1.1 Green Brick Partners Inc 1.1 CareTrust REIT Inc 1.1 Sanmina Corp 1.1 Simply Good Foods Co/The 1.1 Antero Resources Corp 1.1 12.2
Fidelity Advisor Stock Selector Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class I
Trading Symbol	FCDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.87%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%
Net Assets	$ 4,598,852,176
Holdings Count | shares	216
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.7 Financials 18.3 Health Care 15.7 Information Technology 13.3 Consumer Discretionary 10.0 Materials 5.2 Real Estate 4.9 Consumer Staples 4.5 Energy 4.3 Utilities 2.7 Communication Services 0.4 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 89.2 Canada 4.0 United Kingdom 1.5 Puerto Rico 1.1 Thailand 1.0 Israel 1.0 Japan 0.8 Netherlands 0.7 India 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 1.5 Puerto Rico - 1.1 Thailand - 1.0 Israel - 1.0 Japan - 0.8 Netherlands - 0.7 India - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FirstCash Holdings Inc 1.6 IES Holdings Inc 1.4 Mr Cooper Group Inc 1.3 Essential Properties Realty Trust Inc 1.3 First BanCorp/Puerto Rico 1.1 Green Brick Partners Inc 1.1 CareTrust REIT Inc 1.1 Sanmina Corp 1.1 Simply Good Foods Co/The 1.1 Antero Resources Corp 1.1 12.2
Fidelity Advisor Stock Selector Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class M
Trading Symbol	FCDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.39%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.39%
Net Assets	$ 4,598,852,176
Holdings Count | shares	216
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.7 Financials 18.3 Health Care 15.7 Information Technology 13.3 Consumer Discretionary 10.0 Materials 5.2 Real Estate 4.9 Consumer Staples 4.5 Energy 4.3 Utilities 2.7 Communication Services 0.4 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 89.2 Canada 4.0 United Kingdom 1.5 Puerto Rico 1.1 Thailand 1.0 Israel 1.0 Japan 0.8 Netherlands 0.7 India 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 1.5 Puerto Rico - 1.1 Thailand - 1.0 Israel - 1.0 Japan - 0.8 Netherlands - 0.7 India - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FirstCash Holdings Inc 1.6 IES Holdings Inc 1.4 Mr Cooper Group Inc 1.3 Essential Properties Realty Trust Inc 1.3 First BanCorp/Puerto Rico 1.1 Green Brick Partners Inc 1.1 CareTrust REIT Inc 1.1 Sanmina Corp 1.1 Simply Good Foods Co/The 1.1 Antero Resources Corp 1.1 12.2
Fidelity Advisor Focused Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class A
Trading Symbol	FSFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.94%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%
Net Assets	$ 3,702,045,509
Holdings Count | shares	42
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.8 Consumer Discretionary 18.3 Financials 13.7 Communication Services 11.3 Health Care 8.5 Consumer Staples 5.1 Industrials 4.4 Energy 3.9 Real Estate 3.2 Utilities 2.1 Materials 0.6 Common Stocks 94.9 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 United States 96.0 Canada 2.9 Brazil 0.5 Taiwan 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Canada - 2.9 Brazil - 0.5 Taiwan - 0.3 Switzerland - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 6.5 NVIDIA Corp 5.8 Meta Platforms Inc Class A 5.2 Apple Inc 5.2 Robinhood Markets Inc Class A 5.0 Microsoft Corp 4.9 Kyndryl Holdings Inc 3.9 Alphabet Inc Class A 3.7 DraftKings Inc Class A 3.4 Bank of New York Mellon Corp/The 3.3 46.9
Fidelity Advisor Focused Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class C
Trading Symbol	FSFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.70%
Net Assets	$ 3,702,045,509
Holdings Count | shares	42
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.8 Consumer Discretionary 18.3 Financials 13.7 Communication Services 11.3 Health Care 8.5 Consumer Staples 5.1 Industrials 4.4 Energy 3.9 Real Estate 3.2 Utilities 2.1 Materials 0.6 Common Stocks 94.9 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 United States 96.0 Canada 2.9 Brazil 0.5 Taiwan 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Canada - 2.9 Brazil - 0.5 Taiwan - 0.3 Switzerland - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 6.5 NVIDIA Corp 5.8 Meta Platforms Inc Class A 5.2 Apple Inc 5.2 Robinhood Markets Inc Class A 5.0 Microsoft Corp 4.9 Kyndryl Holdings Inc 3.9 Alphabet Inc Class A 3.7 DraftKings Inc Class A 3.4 Bank of New York Mellon Corp/The 3.3 46.9
Fidelity Capital Appreciation Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital Appreciation Fund
Class Name	Fidelity® Capital Appreciation Fund Class K
Trading Symbol	FCAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 6,130,660,384
Holdings Count | shares	145
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,130,660,384
Number of Holdings	145
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 16.1 Health Care 15.8 Consumer Discretionary 13.4 Industrials 12.2 Communication Services 7.0 Consumer Staples 4.0 Materials 3.4 Energy 3.0 Real Estate 0.8 Common Stocks 97.2 Preferred Stocks 0.4 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.4 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 89.6 China 2.4 Canada 2.3 Brazil 1.6 Israel 0.8 Belgium 0.8 Netherlands 0.6 Taiwan 0.5 Japan 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 China - 2.4 Canada - 2.3 Brazil - 1.6 Israel - 0.8 Belgium - 0.8 Netherlands - 0.6 Taiwan - 0.5 Japan - 0.5 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.8 NVIDIA Corp 6.5 Amazon.com Inc 5.3 Mastercard Inc Class A 3.9 Apple Inc 3.0 Boston Scientific Corp 2.6 Visa Inc Class A 2.0 Deere & Co 1.9 Lowe's Cos Inc 1.9 Equifax Inc 1.8 35.7
Fidelity Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Fund
Class Name	Fidelity® Value Fund
Trading Symbol	FDVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Fund	$ 34	0.71%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.71%
Net Assets	$ 7,509,480,410
Holdings Count | shares	274
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,509,480,410
Number of Holdings	274
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.1 Financials 15.4 Health Care 11.0 Materials 10.1 Consumer Discretionary 9.4 Energy 9.2 Utilities 7.1 Real Estate 5.8 Consumer Staples 5.3 Information Technology 4.2 Communication Services 2.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 87.1 Canada 5.4 Germany 1.0 United Kingdom 0.9 Zambia 0.8 Puerto Rico 0.7 France 0.7 Belgium 0.7 Spain 0.5 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.1 Canada - 5.4 Germany - 1.0 United Kingdom - 0.9 Zambia - 0.8 Puerto Rico - 0.7 France - 0.7 Belgium - 0.7 Spain - 0.5 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.4 Ventas Inc 1.1 Eversource Energy 1.0 Smurfit WestRock PLC 0.9 Cheniere Energy Inc 0.9 Molina Healthcare Inc 0.9 Apollo Global Management Inc 0.8 First Quantum Minerals Ltd 0.8 UGI Corp 0.8 Sun Communities Inc 0.8 9.4
Fidelity Disciplined Equity Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Disciplined Equity Fund
Class Name	Fidelity® Disciplined Equity Fund Class K
Trading Symbol	FDEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.48%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%
Net Assets	$ 1,841,223,647
Holdings Count | shares	106
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,841,223,647
Number of Holdings	106
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Financials 15.7 Industrials 15.6 Communication Services 12.4 Health Care 10.6 Consumer Discretionary 7.3 Consumer Staples 2.3 Real Estate 2.0 Materials 0.9 Energy 0.7 Utilities 0.7 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 99.8 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 NVIDIA Corp 6.9 Amazon.com Inc 4.9 Meta Platforms Inc Class A 4.6 Apple Inc 4.4 Eli Lilly & Co 2.8 Alphabet Inc Class A 2.5 Visa Inc Class A 2.4 Netflix Inc 2.3 Broadcom Inc 2.2 40.3
Fidelity Advisor Focused Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class Z
Trading Symbol	FSFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.57%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.57%
Net Assets	$ 3,702,045,509
Holdings Count | shares	42
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.8 Consumer Discretionary 18.3 Financials 13.7 Communication Services 11.3 Health Care 8.5 Consumer Staples 5.1 Industrials 4.4 Energy 3.9 Real Estate 3.2 Utilities 2.1 Materials 0.6 Common Stocks 94.9 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 United States 96.0 Canada 2.9 Brazil 0.5 Taiwan 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Canada - 2.9 Brazil - 0.5 Taiwan - 0.3 Switzerland - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 6.5 NVIDIA Corp 5.8 Meta Platforms Inc Class A 5.2 Apple Inc 5.2 Robinhood Markets Inc Class A 5.0 Microsoft Corp 4.9 Kyndryl Holdings Inc 3.9 Alphabet Inc Class A 3.7 DraftKings Inc Class A 3.4 Bank of New York Mellon Corp/The 3.3 46.9
Fidelity Advisor Stock Selector Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class Z
Trading Symbol	FSSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.73%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.73%
Net Assets	$ 4,598,852,176
Holdings Count | shares	216
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.7 Financials 18.3 Health Care 15.7 Information Technology 13.3 Consumer Discretionary 10.0 Materials 5.2 Real Estate 4.9 Consumer Staples 4.5 Energy 4.3 Utilities 2.7 Communication Services 0.4 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 89.2 Canada 4.0 United Kingdom 1.5 Puerto Rico 1.1 Thailand 1.0 Israel 1.0 Japan 0.8 Netherlands 0.7 India 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 1.5 Puerto Rico - 1.1 Thailand - 1.0 Israel - 1.0 Japan - 0.8 Netherlands - 0.7 India - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FirstCash Holdings Inc 1.6 IES Holdings Inc 1.4 Mr Cooper Group Inc 1.3 Essential Properties Realty Trust Inc 1.3 First BanCorp/Puerto Rico 1.1 Green Brick Partners Inc 1.1 CareTrust REIT Inc 1.1 Sanmina Corp 1.1 Simply Good Foods Co/The 1.1 Antero Resources Corp 1.1 12.2
Fidelity Advisor Stock Selector Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class C
Trading Symbol	FCDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.89%
Net Assets	$ 4,598,852,176
Holdings Count | shares	216
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.7 Financials 18.3 Health Care 15.7 Information Technology 13.3 Consumer Discretionary 10.0 Materials 5.2 Real Estate 4.9 Consumer Staples 4.5 Energy 4.3 Utilities 2.7 Communication Services 0.4 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 89.2 Canada 4.0 United Kingdom 1.5 Puerto Rico 1.1 Thailand 1.0 Israel 1.0 Japan 0.8 Netherlands 0.7 India 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 1.5 Puerto Rico - 1.1 Thailand - 1.0 Israel - 1.0 Japan - 0.8 Netherlands - 0.7 India - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FirstCash Holdings Inc 1.6 IES Holdings Inc 1.4 Mr Cooper Group Inc 1.3 Essential Properties Realty Trust Inc 1.3 First BanCorp/Puerto Rico 1.1 Green Brick Partners Inc 1.1 CareTrust REIT Inc 1.1 Sanmina Corp 1.1 Simply Good Foods Co/The 1.1 Antero Resources Corp 1.1 12.2